Debt (Details Narrative 1)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2017 Notes	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Notes	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Short-term debt		$ 1,100,012		$ 1,100,012		$ 1,023,815	$ 0
Interest expense, debt		90,317	$ 41,423	173,974	$ 109,806	143,347	$ 1,801,320
M G H I F Financing Agreement [Member]
Debt Instrument [Line Items]
Short-term debt		1,000,000		$ 1,000,000
Long-term debt, outstanding						$ 1,000,000
Bridge Financing Notes [Member]
Debt Instrument [Line Items]
Number of notes | Notes				3
Number of notes drew down | Notes	2
Notes Payable Other Payables [Member]
Debt Instrument [Line Items]
Short-term debt		200,000		$ 200,000
Due In Two Thousand Eighteen [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment		1,000,000		1,000,000
Due In Two Thousand Seventeen [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment		$ 200,000		$ 200,000